DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	$ (16,008)	$ (2,834)	$ (28,008)	$ 2,413
Unrealized net (losses) gains:	196		196
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	(21,433)	(2,153)	(37,523)	3,046
Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	(9,163)	576	(8,587)	(324)
Unrealized net (losses) gains:	(3,320)	(40)	(4,292)	77
Other (Expense) Income, net
Derivative [Line Items]
Realized net (losses) gains:	(39)	426	(200)	565
Unrealized net (losses) gains:	1,886	92	1,958	1,039
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	(15,874)	3,182	(25,059)	8,701
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss		0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss		0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	(119)		(40)
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:	(6,481)	1,153	(5,700)	452
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:	(128)	(577)	640	(776)
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net (losses) gains:			0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net (losses) gains:	(1,851)	(40)	(2,047)	77
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	(2,435)		(3,487)
Unrealized net (losses) gains:	(1,113)		(2,004)
Foreign currency forward contracts: | Other (Expense) Income, net
Derivative [Line Items]
Realized net (losses) gains:			0
Foreign currency forward contracts: | Other (Expense) Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:			0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:			0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net (losses) gains:			0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net (losses) gains:			0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	(39)	426	(200)	565
Unrealized net (losses) gains:	720	92	792	1,039
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss			0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Unrealized net (losses) gains:	(356)		(241)	0
Bunker fuel hedges | Other (Expense) Income, net
Derivative [Line Items]
Unrealized net (losses) gains:			0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	(5,559)	$ (5,335)	(12,464)	(5,655)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net (losses) gains:			0	0
Interest rate swap contracts: | Other (Expense) Income, net
Derivative [Line Items]
Unrealized net (losses) gains:	$ 1,166		$ 1,166	$ 0